REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues		$ 1,444,519	$ 1,332,152	$ 1,015,542
Operating income (loss)		197,616	150,071	134,176
Customer Engagement [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	1,156,142	1,051,350	754,398	[2]
Operating income (loss)	[1]	223,078	175,247	202,893	[2]
Financial Crime and Compliance [Member]
Segment Reporting Information [Line Items]
Revenues		288,377	280,802	261,144
Operating income (loss)		109,464	101,774	89,990
Not Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)		$ (134,926)	$ (126,950)	$ (158,707)

[1]	Includes the results of companies which were acquired in 2018 and 2017 and are being integrated within the Customer Engagement segment.
[2]	Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained and integrated within the Customer Engagement operating segment.